Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 38,080,543	$ 33,179,886
Accumulated depreciation	(10,235,900)	(5,852,660)
Property, plant and equipment, net, excluding construction in progress	27,844,643	27,327,226
Construction in progress	3,418,789	4,082,907
Property, plant and equipment, net	31,263,432	31,410,133
Depreciation expense	4,476,813	3,069,223
Remaining construction in progress expenditures	1,502,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,120,000	2,120,000
Building
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,567,677	11,363,109
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,109,106	2,095,784
Machinery
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,851,886	11,495,856
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,447,819	266,314
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,984,055	$ 5,838,823